Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions

19. Related party transactions

Transactions with employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2011, 2012 and 2013 were as follows:

	For the years ended December 31,
	2011	2012	2013
Sales	$11,969,028	$—	$—
Accounts receivable	928,078	9,520	—

These sales represented 3.3%, nil and nil of the total gross revenues in 2011, 2012 and 2013, respectively. As all of the employees who own the Group’s distributors have resigned from the Group as of December 31, 2011. Therefore, no transactions with employees were incurred in 2012 and 2013.